Accrued maintenance liability (Tables)	6 Months Ended
Jun. 30, 2019
Accrued Maintenance Liability [Abstract]
Schedule of movements in accrued maintenance liability
Movements in accrued maintenance liability during the six months ended June 30, 2019 and 2018 were as follows:

	Six Months Ended June 30,
	2019	2018
Accrued maintenance liability at beginning of period	$2,237,494	$2,461,799
Maintenance payments received	358,694	362,801
Maintenance payments returned	(206,456)	(276,144)
Release to income upon sale	(64,066)	(169,678)
Release to income other than upon sale	(87,061)	(113,184)
Lessor contribution, top ups and other	4,148	(12,803)
Accrued maintenance liability at end of period	$2,242,753	$2,252,791